Employee Future Benefits - Fair Value of Plan Assets by Major Category (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [line items]
Money market and cash and cash equivalents	CAD 13	CAD 17
Total	428	433
Canadian
Disclosure of fair value of plan assets [line items]
Equity securities	76	76
US
Disclosure of fair value of plan assets [line items]
Equity securities	31	30
International
Disclosure of fair value of plan assets [line items]
Equity securities	118	120
Private [Member]
Disclosure of fair value of plan assets [line items]
Equity securities	1	2
AAA
Disclosure of fair value of plan assets [line items]
Bonds	43	47
AA
Disclosure of fair value of plan assets [line items]
Bonds	71	58
A
Disclosure of fair value of plan assets [line items]
Bonds	44	55
BBB
Disclosure of fair value of plan assets [line items]
Bonds	26	23
Below BBB
Disclosure of fair value of plan assets [line items]
Bonds	5	5
Level I
Disclosure of fair value of plan assets [line items]
Money market and cash and cash equivalents	(1)	3
Total	0	4
Level I | Canadian
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level I | US
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level I | International
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level I | Private [Member]
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level I | AAA
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level I | AA
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level I | A
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level I | BBB
Disclosure of fair value of plan assets [line items]
Bonds	1	1
Level I | Below BBB
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level II
Disclosure of fair value of plan assets [line items]
Money market and cash and cash equivalents	14	14
Total	427	427
Level II | Canadian
Disclosure of fair value of plan assets [line items]
Equity securities	76	76
Level II | US
Disclosure of fair value of plan assets [line items]
Equity securities	31	30
Level II | International
Disclosure of fair value of plan assets [line items]
Equity securities	118	120
Level II | Private [Member]
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level II | AAA
Disclosure of fair value of plan assets [line items]
Bonds	43	47
Level II | AA
Disclosure of fair value of plan assets [line items]
Bonds	71	58
Level II | A
Disclosure of fair value of plan assets [line items]
Bonds	44	55
Level II | BBB
Disclosure of fair value of plan assets [line items]
Bonds	25	22
Level II | Below BBB
Disclosure of fair value of plan assets [line items]
Bonds	5	5
Level III
Disclosure of fair value of plan assets [line items]
Money market and cash and cash equivalents	0	0
Total	1	2
Level III | Canadian
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level III | US
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level III | International
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level III | Private [Member]
Disclosure of fair value of plan assets [line items]
Equity securities	1	2
Level III | AAA
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level III | AA
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level III | A
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level III | BBB
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level III | Below BBB
Disclosure of fair value of plan assets [line items]
Bonds	CAD 0	CAD 0